Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Apr. 04, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Required Tabular Disclosure of Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between our financial performance and executive compensation actually paid. The following table sets forth information concerning Compensation Actually Paid (“CAP”) to our PEOs and non-PEO NEOs versus our total shareholder return (“TSR”) and net income (loss) performance results for the fiscal years ended March 31, 2026, 2025, and 2024. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term CAP is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “—Narrative to Summary Compensation Table” section above.

Year	Summary compensation table total for Former PEO(1) ($)	Compensation actually paid to Former PEO(1) ($)	Summary compensation table total for Current PEO(2) ($)	Compensation actually paid to Current PEO(2) ($)	Average summary compensation table total for non-PEO NEOs(3) ($)	Average compensation actually paid to non- PEO NEOs(3) ($)	Value of initial fixed $100 investment based on: Total shareholder return (TSR)(4) ($)	Net income (loss) ($ in 000s)(5)
March 31, 2026	—	—	1,270,820	1,879,396	465,650	558,596	63.25	(7,793)
March 31, 2025	—	—	1,084,971	775,013	431,913	371,177	31.15	(9,568)
March 31, 2024	639,915	639,915	997,530	1,234,197	430,145	720,222	46.79	(12,853)

(1)	This column corresponds to Jan D’Alvise, who served as PEO through April 4, 2023.
(2)	This column corresponds to Mr. Kohli, who assumed the PEO role effective April 4, 2023.
(3)
For the fiscal year ended March 31, 2026, the non-PEO NEOs were Amresh Kumar and Carrie D’Andrea. For the fiscal year ended March 31, 2025, the non-PEO NEOs were Amresh Kumar and Carrie D’Andrea. For the fiscal year ended March 31, 2024, the non-PEO NEOs were Amresh Kumar, Carrie D’Andrea, Pierre Lemieux, and Brian Ford.

(4)
Our TSR for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point (March 31, 2022) on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(5)	Net loss is as reported in our consolidated financial statements.
The 2026 CAP to our PEOs and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	Current PEO ($)	Average of Non-PEO NEOs ($)
Total Reported in 2026 SCT	1,270,820	465,650
Less: value of equity award reported in the SCT	(391,820)	(52,150)
Add: year-end value of equity awards granted in 2026 that are unvested and outstanding	586,432	78,052
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	94,899	15,906
Add: fair market value of equity awards granted in 2026 and that vested in 2026	152,360	20,279
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2026	166,705	30,859
Compensation Actually Paid for 2026	1,879,396	558,596

Named Executive Officers, Footnote
(1)	This column corresponds to Jan D’Alvise, who served as PEO through April 4, 2023.
(2)	This column corresponds to Mr. Kohli, who assumed the PEO role effective April 4, 2023.
(3)
For the fiscal year ended March 31, 2026, the non-PEO NEOs were Amresh Kumar and Carrie D’Andrea. For the fiscal year ended March 31, 2025, the non-PEO NEOs were Amresh Kumar and Carrie D’Andrea. For the fiscal year ended March 31, 2024, the non-PEO NEOs were Amresh Kumar, Carrie D’Andrea, Pierre Lemieux, and Brian Ford.

Adjustment To PEO Compensation, Footnote
The 2026 CAP to our PEOs and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	Current PEO ($)	Average of Non-PEO NEOs ($)
Total Reported in 2026 SCT	1,270,820	465,650
Less: value of equity award reported in the SCT	(391,820)	(52,150)
Add: year-end value of equity awards granted in 2026 that are unvested and outstanding	586,432	78,052
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	94,899	15,906
Add: fair market value of equity awards granted in 2026 and that vested in 2026	152,360	20,279
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2026	166,705	30,859
Compensation Actually Paid for 2026	1,879,396	558,596

Non-PEO NEO Average Total Compensation Amount		$ 465,650	$ 431,913	$ 430,145
Non-PEO NEO Average Compensation Actually Paid Amount		$ 558,596	371,177	720,222
Adjustment to Non-PEO NEO Compensation Footnote
The 2026 CAP to our PEOs and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	Current PEO ($)	Average of Non-PEO NEOs ($)
Total Reported in 2026 SCT	1,270,820	465,650
Less: value of equity award reported in the SCT	(391,820)	(52,150)
Add: year-end value of equity awards granted in 2026 that are unvested and outstanding	586,432	78,052
Add: change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	94,899	15,906
Add: fair market value of equity awards granted in 2026 and that vested in 2026	152,360	20,279
Add: change in fair value (from prior year-end) of prior year equity awards that vested in 2026	166,705	30,859
Compensation Actually Paid for 2026	1,879,396	558,596

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 63.25	31.15	46.79
Net Income (Loss)		$ (7,793,000)	$ (9,568,000)	(12,853,000)
PEO Name	Jan D’Alvise	Mr. Kohli	Mr. Kohli		Mr. Kohli
Jan D’Alvise [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	639,915
PEO Actually Paid Compensation Amount		0	0	639,915
Mr. Kohli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,270,820	1,084,971	997,530
PEO Actually Paid Compensation Amount		1,879,396	$ 775,013	$ 1,234,197
PEO | Mr. Kohli [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(391,820)
PEO | Mr. Kohli [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		586,432
PEO | Mr. Kohli [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		94,899
PEO | Mr. Kohli [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		152,360
PEO | Mr. Kohli [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		166,705
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(52,150)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		78,052
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15,906
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,279
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 30,859